COMMITMENTS AND CONTINGENCIES - Schedule of Future Minimum Lease Payments Under Capital Leases (Detail) $ in Thousands	Dec. 31, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2022	$ 207
2023	143
2024	119
2025	26
2026	0
Total minimum lease payments	495
Interest expense	(40)
Total	$ 455